Entity Level Disclosures - Schedule of Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues by Geographical Area [Line Items]
Revenues by geographical area	$ 29,858	$ 91,724	$ 91,858
USA [Member]
Revenues by Geographical Area [Line Items]
Revenues by geographical area	15,785	49,954	52,129
Europe [Member]
Revenues by Geographical Area [Line Items]
Revenues by geographical area	8,419	19,285	21,731
Great Britain [Member]
Revenues by Geographical Area [Line Items]
Revenues by geographical area	662	5,628	166
Israel [Member]
Revenues by Geographical Area [Line Items]
Revenues by geographical area	4,864	15,653	15,266
Canada [Member]
Revenues by Geographical Area [Line Items]
Revenues by geographical area	117	944	385
Asia [Member]
Revenues by Geographical Area [Line Items]
Revenues by geographical area	10	254	2,108
Other [Member]
Revenues by Geographical Area [Line Items]
Revenues by geographical area	$ 1	$ 6	$ 73